Interest Bearing Financial Liabilities - Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies (Parenthetical) (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	May 29, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepaid loan amount		₱ 2,000
Export Kreditnamnden [member] | U.S. Dollar Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	8.35%
Fixed Rate Retail Bonds [Member] | Loan Agreement Date January Twenty Two Two Thousand Fourteen [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans Amount	₱ 15,000
Fixed Rate Retail Bonds [Member] | Philippine Peso Debts [Member] | Loan Agreement Date January Twenty Two Two Thousand Fourteen [Member] | Tranche A [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	5.225%
Loans Amount	₱ 12,400
Fixed Rate Retail Bonds [Member] | Philippine Peso Debts [Member] | Loan Agreement Date January Twenty Two Two Thousand Fourteen [Member] | Tranche B [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rates on borrowings	5.2813%
Loans Amount	₱ 2,600